Commitments And Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Committed capital contribution In joint venture	$ 17.50
Due 2014
Commitments and Contingencies Disclosure [Line Items]
Committed capital contribution In joint venture	5.75
Due 2016
Commitments and Contingencies Disclosure [Line Items]
Committed capital contribution In joint venture	11.75
PRC and U.S.
Commitments and Contingencies Disclosure [Line Items]
Rent expenses	10.5	9.7	8.2
China
Commitments and Contingencies Disclosure [Line Items]
Capital commitments	4.9
Payment for residential apartments	$ 4.0